JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.7%
Aerospace & Defense — 0.9%
AAR Corp.	111	2,087
Maxar Technologies, Inc. (a)	181	4,519
Moog, Inc., Class A	17	1,109

		7,715

Air Freight & Logistics — 0.5%
Echo Global Logistics, Inc. *	102	2,628
Hub Group, Inc., Class A *	38	1,927

		4,555

Auto Components — 0.6%
Adient plc *	36	617
Cooper Tire & Rubber Co.	28	888
Gentherm, Inc. *	95	3,865

		5,370

Banks — 6.2%
1st Source Corp.	30	916
Atlantic Union Bankshares Corp.	24	512
BancFirst Corp. (a)	91	3,709
BancorpSouth Bank	122	2,365
BankFinancial Corp.	45	323
Banner Corp.	95	3,051
Brookline Bancorp, Inc.	121	1,047
Cadence BanCorp	168	1,442
Cathay General Bancorp	48	1,031
Central Pacific Financial Corp.	148	2,011
Central Valley Community Bancorp	11	136
CIT Group, Inc.	88	1,560
Columbia Banking System, Inc.	118	2,823
CVB Financial Corp.	197	3,276
Enterprise Financial Services Corp.	28	761
Equity Bancshares, Inc., Class A *	56	868
First Commonwealth Financial Corp.	199	1,542
First Community Bankshares, Inc.	13	236
First Hawaiian, Inc.	42	608
First Horizon National Corp.	81	767
Flushing Financial Corp.	40	425
Great Western Bancorp, Inc.	90	1,118
Hope Bancorp, Inc.	207	1,574
Independent Bank Corp.	57	714
Investors Bancorp, Inc.	134	971
National Bank Holdings Corp., Class A	11	294
Old National Bancorp	229	2,877
PacWest Bancorp	32	554
People’s United Financial, Inc.	66	683
South State Corp.	7	332
Trustmark Corp.	299	6,395
UMB Financial Corp.	30	1,447
United Bankshares, Inc.	87	1,875
Webster Financial Corp.	28	750
West BanCorp, Inc.	19	307
Westamerica BanCorp	104	5,638

		54,938

Biotechnology — 8.0%
ACADIA Pharmaceuticals, Inc. *	92	3,802
Aimmune Therapeutics, Inc. *	59	2,033
Alector, Inc. * (a)	24	250
Amicus Therapeutics, Inc. *	192	2,715
Arena Pharmaceuticals, Inc. *	58	4,365
Atara Biotherapeutics, Inc. *	149	1,925
Athenex, Inc. * (a)	145	1,750
Biohaven Pharmaceutical Holding Co. Ltd. *	60	3,874
Black Diamond Therapeutics, Inc. * (a)	54	1,635
Bluebird Bio, Inc. *	10	553
Bridgebio Pharma, Inc. * (a)	48	1,790
Clovis Oncology, Inc. * (a)	190	1,106
CytomX Therapeutics, Inc. *	65	435
Eagle Pharmaceuticals, Inc. *	16	698
Eiger BioPharmaceuticals, Inc. *	156	1,266
Esperion Therapeutics, Inc. * (a)	20	758
Flexion Therapeutics, Inc. * (a)	204	2,126
Global Blood Therapeutics, Inc. *	49	2,724
Gritstone Oncology, Inc. * (a)	26	70
Homology Medicines, Inc. *	40	427
Intercept Pharmaceuticals, Inc. * (a)	83	3,453
La Jolla Pharmaceutical Co. * (a)	58	232
LogicBio Therapeutics, Inc. * (a)	264	2,394
Mersana Therapeutics, Inc. *	163	3,038
Myriad Genetics, Inc. *	114	1,490
Protagonist Therapeutics, Inc. *	152	2,974
Puma Biotechnology, Inc. * (a)	205	2,069
REGENXBIO, Inc. *	65	1,775
REVOLUTION Medicines, Inc. * (a)	27	950
Sarepta Therapeutics, Inc. *	18	2,507
Seres Therapeutics, Inc. * (a)	132	3,742
Solid Biosciences, Inc. *	61	124
Sutro Biopharma, Inc. * (a)	24	241
TCR2 Therapeutics, Inc. *	49	999
TG Therapeutics, Inc. * (a)	118	3,144
UroGen Pharma Ltd. * (a)	83	1,599
Vanda Pharmaceuticals, Inc. *	97	941
Viela Bio, Inc. * (a)	58	1,615
Voyager Therapeutics, Inc. *	104	1,110
Xencor, Inc. *	74	2,884
Y-mAbs Therapeutics, Inc. * (a)	7	265

		71,848

Building Products — 1.7%
Builders FirstSource, Inc. * (a)	219	7,154
Cornerstone Building Brands, Inc. *	23	187
Masonite International Corp. *	50	4,920
Quanex Building Products Corp.	79	1,449
UFP Industries, Inc.	20	1,113

		14,823

Capital Markets — 1.7%
Blucora, Inc. *	148	1,390
Cowen, Inc., Class A (a)	94	1,526
Donnelley Financial Solutions, Inc. *	66	880
Focus Financial Partners, Inc., Class A *	69	2,259
Houlihan Lokey, Inc.	61	3,621
Moelis & Co., Class A	6	214
Piper Sandler Cos.	15	1,059
Stifel Financial Corp.	63	3,193
Virtus Investment Partners, Inc.	9	1,248

		15,390

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Chemicals — 1.3%
Avient Corp.	122	3,230
FutureFuel Corp.	149	1,697
Ingevity Corp. *	11	559
Koppers Holdings, Inc. *	51	1,071
Minerals Technologies, Inc.	54	2,743
PQ Group Holdings, Inc. *	16	163
Stepan Co.	2	262
Trinseo SA	62	1,593
Tronox Holdings plc, Class A	79	618

		11,936

Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	102	3,755
ACCO Brands Corp.	538	3,122
Deluxe Corp.	59	1,514
Ennis, Inc.	167	2,905
HNI Corp.	113	3,556
Quad/Graphics, Inc.	228	689
Steelcase, Inc., Class A	118	1,192

		16,733

Communications Equipment — 0.6%
ADTRAN, Inc.	316	3,243
Extreme Networks, Inc. *	160	644
KVH Industries, Inc. *	35	312
PCTEL, Inc. *	70	397
Plantronics, Inc. (a)	69	813

		5,409

Construction & Engineering — 3.6%
Arcosa, Inc.	69	3,047
Argan, Inc.	137	5,754
Comfort Systems USA, Inc.	62	3,183
EMCOR Group, Inc.	132	8,931
MasTec, Inc. *	114	4,798
MYR Group, Inc. *	59	2,183
Tutor Perini Corp. *	365	4,064

		31,960

Construction Materials — 0.0% (b)
US Concrete, Inc. *	15	436

Consumer Finance — 1.0%
Credit Acceptance Corp. * (a)	5	1,820
EZCORP, Inc., Class A *	63	319
FirstCash, Inc.	30	1,741
Green Dot Corp., Class A *	25	1,288
Navient Corp.	364	3,078
Nelnet, Inc., Class A (a)	7	434

		8,680

Containers & Packaging — 0.2%
Graphic Packaging Holding Co.	65	913
Myers Industries, Inc.	60	793

		1,706

Distributors — 0.6%
Core-Mark Holding Co., Inc.	196	5,668

Diversified Consumer Services — 0.7%
American Public Education, Inc. *	93	2,611
Houghton Mifflin Harcourt Co. *	821	1,421
K12, Inc.*	89	2,352

		6,384

Diversified Telecommunication Services — 0.4%
Consolidated Communications Holdings, Inc. *	704	4,007

Electric Utilities — 0.8%
IDACORP, Inc.	9	703
PNM Resources, Inc.	43	1,757
Portland General Electric Co.	93	3,306
Spark Energy, Inc., Class A (a)	150	1,249

		7,015

Electrical Equipment — 0.6%
Bloom Energy Corp., Class A * (a)	6	108
Generac Holdings, Inc. *	16	3,001
LSI Industries, Inc.	47	314
Powell Industries, Inc.	80	1,924

		5,347

Electronic Equipment, Instruments & Components — 2.2%
Bel Fuse, Inc., Class B	189	2,013
Benchmark Electronics, Inc.	138	2,773
Fabrinet (Thailand) *	24	1,486
Insight Enterprises, Inc. *	28	1,584
OSI Systems, Inc. *	32	2,505
Sanmina Corp. *	110	2,970
ScanSource, Inc. *	194	3,847
TTM Technologies, Inc. * (a)	182	2,078

		19,256

Energy Equipment & Services — 0.5%
ChampionX Corp. *	44	352
Matrix Service Co. *	281	2,344
NexTier Oilfield Solutions, Inc. *	717	1,326

		4,022

Entertainment — 0.5%
Cinemark Holdings, Inc. (a)	411	4,112
Eros STX Global Corp. (India) *	70	154

		4,266

Equity Real Estate Investment Trusts (REITs) — 5.9%
Acadia Realty Trust (a)	40	415
Agree Realty Corp.	14	891
Alexander & Baldwin, Inc.	32	358
American Assets Trust, Inc.	153	3,690
American Finance Trust, Inc.	55	347
Americold Realty Trust	109	3,900
Broadstone Net Lease, Inc., Class A (a)	101	1,686
CareTrust REIT, Inc.	20	351
City Office REIT, Inc.	23	170
CoreSite Realty Corp.	26	3,052
DiamondRock Hospitality Co.	412	2,090
Easterly Government Properties, Inc. (a)	34	757
EastGroup Properties, Inc.	11	1,455
Equity LifeStyle Properties, Inc.	26	1,618
Essential Properties Realty Trust, Inc.	19	355
First Industrial Realty Trust, Inc.	97	3,861
Four Corners Property Trust, Inc.	16	417
GEO Group, Inc. (The)	49	561
Getty Realty Corp.	51	1,316
Gladstone Commercial Corp.	34	577
Global Net Lease, Inc.	16	256
Hersha Hospitality Trust	13	70

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Highwoods Properties, Inc.	21	708
Kite Realty Group Trust	22	259
Lexington Realty Trust	109	1,140
Mack-Cali Realty Corp.	51	639
New Senior Investment Group, Inc.	165	659
Pebblebrook Hotel Trust	31	389
Physicians Realty Trust	123	2,208
Piedmont Office Realty Trust, Inc., Class A	93	1,263
Plymouth Industrial REIT, Inc.	26	323
PotlatchDeltic Corp.	74	3,094
PS Business Parks, Inc.	3	309
QTS Realty Trust, Inc., Class A (a)	49	3,075
Retail Opportunity Investments Corp.	104	1,081
RLJ Lodging Trust	64	556
Ryman Hospitality Properties, Inc.	20	740
Sabra Health Care REIT, Inc.	66	906
Saul Centers, Inc.	28	734
SITE Centers Corp.	11	79
STAG Industrial, Inc.	44	1,332
Summit Hotel Properties, Inc.	42	219
Sunstone Hotel Investors, Inc.	380	3,013
UMH Properties, Inc.	50	676
Xenia Hotels & Resorts, Inc.	121	1,065

		52,660

Food & Staples Retailing — 0.3%
SpartanNash Co.	179	2,930

Food Products — 2.0%
B&G Foods, Inc. (a)	75	2,086
Darling Ingredients, Inc. *	272	9,817
Farmer Bros Co. *	89	395
Fresh Del Monte Produce, Inc. (a)	51	1,178
John B Sanfilippo & Son, Inc. (a)	32	2,382
Seneca Foods Corp., Class A *	52	1,856

		17,714

Gas Utilities — 0.7%
New Jersey Resources Corp. (a)	20	538
Northwest Natural Holding Co.	14	654
ONE Gas, Inc.	42	2,884
Southwest Gas Holdings, Inc.	29	1,811

		5,887

Health Care Equipment & Supplies — 3.3%
Accuray, Inc. *	727	1,746
AngioDynamics, Inc. * (a)	169	2,037
Cutera, Inc. *	170	3,227
Integer Holdings Corp. *	78	4,599
Invacare Corp.	169	1,272
LivaNova plc *	54	2,423
Natus Medical, Inc. *	144	2,467
NuVasive, Inc. * (a)	63	3,054
Orthofix Medical, Inc. *	55	1,700
Outset Medical, Inc. * (a)	18	880
SeaSpine Holdings Corp. *	205	2,932
Sientra, Inc. * (a)	213	724
Varex Imaging Corp. * (a)	199	2,534

		29,595

Health Care Providers & Services — 3.9%
American Renal Associates Holdings, Inc. *	5	35
Community Health Systems, Inc. * (a)	663	2,800
Cross Country Healthcare, Inc. *	571	3,705
Magellan Health, Inc. *	78	5,873
MEDNAX, Inc. * (a)	81	1,311
Owens & Minor, Inc. (a)	381	9,569
Patterson Cos., Inc. (a)	168	4,045
Providence Service Corp. (The) *	3	288
Tenet Healthcare Corp. *	158	3,867
Tivity Health, Inc. *	84	1,183
Triple-S Management Corp., Class B (Puerto Rico) * (a)	96	1,723

		34,399

Health Care Technology — 1.1%
Allscripts Healthcare Solutions, Inc. * (a)	615	5,009
Computer Programs and Systems, Inc.	45	1,245
Evolent Health, Inc., Class A * (a)	316	3,918

		10,172

Hotels, Restaurants & Leisure — 1.6%
Bloomin’ Brands, Inc. (a)	297	4,527
Boyd Gaming Corp.	80	2,444
Brinker International, Inc. (a)	76	3,252
Caesars Entertainment, Inc. *	10	533
Marriott Vacations Worldwide Corp.	19	1,725
Penn National Gaming, Inc. * (a)	25	1,810

		14,291

Household Durables — 2.7%
Hamilton Beach Brands Holding Co., Class A (a)	23	452
Hooker Furniture Corp.	8	211
KB Home	199	7,626
Meritage Homes Corp. *	16	1,733
Purple Innovation, Inc. *	70	1,733
Sonos, Inc. *	30	462
TRI Pointe Group, Inc. *	669	12,137

		24,354

Household Products — 0.2%
Central Garden & Pet Co., Class A *	37	1,348

Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp. *	2,005	3,929
Clearway Energy, Inc. (a)	53	1,308
Clearway Energy, Inc., Class C	13	359

		5,596

Insurance — 1.1%
Ambac Financial Group, Inc. *	24	300
American Equity Investment Life Holding Co.	43	938
Argo Group International Holdings Ltd.	27	919
CNO Financial Group, Inc. (a)	254	4,079
First American Financial Corp.	19	976
Heritage Insurance Holdings, Inc.	14	144
MBIA, Inc. *	34	204
Primerica, Inc.	14	1,567
ProSight Global, Inc. *	26	293

		9,420

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Interactive Media & Services — 0.6%
Cars.com, Inc. *	209	1,685
Yelp, Inc. *	164	3,293

		4,978

Internet & Direct Marketing Retail — 0.5%
Groupon, Inc. * (a)	15	296
Stamps.com, Inc. *	17	4,145

		4,441

IT Services — 2.8%
CACI International, Inc., Class A *	15	3,272
CSG Systems International, Inc.	16	651
Euronet Worldwide, Inc. *	6	551
Evo Payments, Inc., Class A *	151	3,757
KBR, Inc.	45	1,006
NIC, Inc.	46	901
Perficient, Inc. *	155	6,645
Perspecta, Inc.	324	6,310
Sykes Enterprises, Inc. *	59	2,015

		25,108

Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp. *	34	1,649
Berkeley Lights, Inc. * (a)	38	2,871
Medpace Holdings, Inc. *	27	3,048
Personalis, Inc. *	39	834

		8,402

Machinery — 2.5%
Astec Industries, Inc.	86	4,660
Douglas Dynamics, Inc.	77	2,625
Enerpac Tool Group Corp. * (a)	9	163
EnPro Industries, Inc.	28	1,568
Kadant, Inc. (a)	21	2,277
LB Foster Co., Class A *	13	173
Meritor, Inc. *	98	2,056
Wabash National Corp. (a)	700	8,367

		21,889

Media — 1.4%
AMC Networks, Inc., Class A * (a)	144	3,568
Central European Media Enterprises Ltd., Class A (Czech Republic) *	420	1,761
comScore, Inc. *	319	651
Hemisphere Media Group, Inc. *	219	1,904
National CineMedia, Inc.	511	1,388
Sinclair Broadcast Group, Inc., Class A (a)	103	1,976
WideOpenWest, Inc. *	250	1,299

		12,547

Metals & Mining — 1.3%
Arconic Corp. *	12	227
Century Aluminum Co. *	24	173
Commercial Metals Co.	118	2,360
Kaiser Aluminum Corp.	13	686
SunCoke Energy, Inc.	158	541
Warrior Met Coal, Inc.	155	2,639
Worthington Industries, Inc.	129	5,251

		11,877

Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Blackstone Mortgage Trust, Inc., Class A (a)	160	3,524
Ellington Financial, Inc. (a)	7	89
Great Ajax Corp.	10	82
Invesco Mortgage Capital, Inc. (a)	34	93
KKR Real Estate Finance Trust, Inc.	74	1,228
Ladder Capital Corp.	153	1,087
PennyMac Mortgage Investment Trust (a)	123	1,972
Redwood Trust, Inc. (a)	108	809
TPG RE Finance Trust, Inc. (a)	25	210
Two Harbors Investment Corp. (a)	119	605

		9,699

Multiline Retail — 0.6%
Big Lots, Inc.	69	3,073
Dillard’s, Inc., Class A (a)	65	2,370

		5,443

Multi-Utilities — 0.1%
Black Hills Corp.	19	1,038

Oil, Gas & Consumable Fuels — 1.3%
Arch Resources, Inc.	20	864
Berry Corp.	106	337
CNX Resources Corp. *	75	711
CVR Energy, Inc.	11	132
Delek US Holdings, Inc. (a)	63	696
Diamond S Shipping, Inc. *	51	351
Dorian LPG Ltd. *	3	24
Green Plains, Inc. * (a)	37	570
Magnolia Oil & Gas Corp., Class A * (a)	72	374
Ovintiv, Inc. (a)	94	764
PDC Energy, Inc. *	52	642
Peabody Energy Corp.	36	82
Range Resources Corp.	41	269
Renewable Energy Group, Inc. *	51	2,742
REX American Resources Corp. *	33	2,170
W&T Offshore, Inc. * (a)	322	580

		11,308

Paper & Forest Products — 1.4%
Boise Cascade Co.	109	4,365
Clearwater Paper Corp. *	8	288
Domtar Corp.	62	1,640
Louisiana-Pacific Corp.	136	4,002
Neenah, Inc.	4	154
PH Glatfelter Co.	53	726
Verso Corp., Class A	140	1,103

		12,278

Personal Products — 0.6%
Edgewell Personal Care Co. *	26	727
Herbalife Nutrition Ltd. * (a)	39	1,838
Medifast, Inc.	7	1,200
USANA Health Sciences, Inc. * (a)	17	1,226

		4,991

Pharmaceuticals — 3.3%
AMAG Pharmaceuticals, Inc. * (a)	13	122
Arvinas, Inc. * (a)	2	48
Endo International plc * (a)	1,065	3,516

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Horizon Therapeutics plc *	70	5,473
Lannett Co., Inc. * (a)	491	3,002
Marinus Pharmaceuticals, Inc. * (a)	164	2,106
MyoKardia, Inc. *	68	9,216
Prestige Consumer Healthcare, Inc. *	21	768
Reata Pharmaceuticals, Inc., Class A * (a)	32	3,071
VYNE Therapeutics, Inc. * (a)	48	80
WaVe Life Sciences Ltd. * (a)	262	2,225

		29,627

Professional Services — 2.4%
Barrett Business Services, Inc. (a)	88	4,589
GP Strategies Corp. *	117	1,127
Heidrick & Struggles International, Inc.	13	255
Huron Consulting Group, Inc. *	105	4,117
Insperity, Inc.	17	1,113
Kelly Services, Inc., Class A	66	1,130
Kforce, Inc.	78	2,516
Korn Ferry	54	1,557
TrueBlue, Inc. *	327	5,069

		21,473

Real Estate Management & Development — 0.1%
Realogy Holdings Corp. *	104	983

Road & Rail — 0.7%
ArcBest Corp.	181	5,635
Schneider National, Inc., Class B	29	710

		6,345

Semiconductors & Semiconductor Equipment — 3.8%
Amkor Technology, Inc. *	449	5,027
Cirrus Logic, Inc. *	26	1,771
Cohu, Inc.	97	1,663
MACOM Technology Solutions Holdings, Inc. * (a)	117	3,969
Maxeon Solar Technologies Ltd. * (a)	40	684
NeoPhotonics Corp. *	306	1,863
Rambus, Inc. *	468	6,411
SMART Global Holdings, Inc. * (a)	62	1,695
SunPower Corp. * (a)	323	4,041
Synaptics, Inc. * (a)	67	5,426
Veeco Instruments, Inc. * (a)	149	1,734

		34,284

Software — 4.7%
ACI Worldwide, Inc. *	123	3,225
Asana, Inc., Class A *	62	1,771
Asure Software, Inc. *	112	848
Avaya Holdings Corp. * (a)	685	10,408
CommVault Systems, Inc. *	92	3,772
Cornerstone OnDemand, Inc. *	75	2,712
eGain Corp. *	108	1,536
JFrog Ltd. (Israel) * (a)	19	1,617
MicroStrategy, Inc., Class A *	18	2,748
Proofpoint, Inc. *	13	1,351
Qualys, Inc. *	41	4,055
SecureWorks Corp., Class A * (a)	140	1,593
SVMK, Inc. *	96	2,123
Synchronoss Technologies, Inc. * (a)	1,050	3,161
Telenav, Inc. *	92	332
Xperi Holding Corp.	44	506

		41,758

Specialty Retail — 3.7%
Bed Bath & Beyond, Inc. (a)	118	1,765
Group 1 Automotive, Inc.	14	1,264
Guess?, Inc. (a)	118	1,368
Haverty Furniture Cos., Inc. (a)	48	997
Hibbett Sports, Inc. * (a)	130	5,103
Lithia Motors, Inc., Class A	5	1,162
MarineMax, Inc. *	28	711
Murphy USA, Inc. *	33	4,184
ODP Corp. (The)	170	3,316
Rent-A-Center, Inc.	39	1,163
Sleep Number Corp. *	79	3,844
Sonic Automotive, Inc., Class A	72	2,908
Winmark Corp.	7	1,136
Zumiez, Inc. *	133	3,697

		32,618

Technology Hardware, Storage & Peripherals — 0.2%
Avid Technology, Inc. *	161	1,377

Textiles, Apparel & Luxury Goods — 1.4%
Deckers Outdoor Corp. *	20	4,493
Fossil Group, Inc. * (a)	54	313
G-III Apparel Group Ltd. * (a)	281	3,687
Lakeland Industries, Inc. *	194	3,838

		12,331

Thrifts & Mortgage Finance — 2.3%
Capitol Federal Financial, Inc.	10	97
Essent Group Ltd.	114	4,227
Meridian Bancorp, Inc.	292	3,023
MGIC Investment Corp.	218	1,934
NMI Holdings, Inc., Class A *	29	524
Northfield Bancorp, Inc. (a)	275	2,511
Premier Financial Corp.	22	335
Radian Group, Inc.	200	2,920
Washington Federal, Inc.	252	5,250

		20,821

Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	12	650
BMC Stock Holdings, Inc. *	87	3,712
DXP Enterprises, Inc. *	65	1,056
MRC Global, Inc. *	201	861
NOW, Inc. * (a)	625	2,837
Veritiv Corp. *	40	509

		9,625

Water Utilities — 0.5%
American States Water Co.	58	4,358

Wireless Telecommunication Services — 0.5%
Gogo, Inc. * (a)	470	4,344

TOTAL COMMON STOCKS (Cost $774,508)		869,773

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	No. of Rights (000)	Value ($000)
RIGHTS — 0.0% (b)
Biotechnology — 0.0% (b)
Alder Biopharmaceuticals, Inc. * ‡ (Cost $ — )	187	165

	Shares (000)
SHORT-TERM INVESTMENTS — 13.2%
INVESTMENT COMPANIES — 2.6%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (c) (d) (Cost $23,432)	23,416	23,433

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 10.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (c) (d)	80,007	80,022
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (c) (d)	14,454	14,454

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $94,486)		94,476

TOTAL SHORT-TERM INVESTMENTS (Cost $117,918)		117,909

Total Investments — 110.9% (Cost $892,426)		987,847
Liabilities in Excess of Other Assets — (10.9)%		(96,960)

Net Assets — 100.0%		890,887

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $91,661,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of September 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	243	12/2020	USD	18,289	1

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$869,773	$—	$—	$869,773
Rights	—	—	165	165
Short-Term Investments
Investment Companies	23,433	—	—	23,433
Investment of cash collateral from securities loaned	94,476	—	—	94,476

Total Short-Term Investments	117,909	—	—	117,909

Total Investments in Securities	$987,682	$—	$165	$987,847

Appreciation in Other Financial Instruments
Futures Contracts	$1	$—	$—	$1

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b)	$14,420	$138,695	$129,681	$(2)	$1	$23,433	23,416	$11	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (a) (b)	82,037	70,000	72,000	5	(20)	80,022	80,007	76	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	9,849	76,186	71,581	—	—	14,454	14,454	3	—

Total	$106,306	$284,881	$273,262	$3	$(19)	$117,909		$90	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.